Employee Retirement Benefits Health and LIfe Benefits (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Employee Reductions In Uk And Mexico Employee Reductions Under Previously Announced Restructuring Actions [Member]	Dec. 31, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2008 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Oct. 01, 2010
Predecessor [Member]
Reinstatement Of Benefit For Certain Former Employees At Connersville And Bedford Facilities [Member]
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
												Oct. 01, 2010 Predecessor [Member] Reinstatement of OPEB Benefits for North Penn Hourly Employees [Member] [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Reinstatement of OPEB Benefits for Salaried/Other Employees [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Health And Life Insurance Benefits [Abstract]
Service cost									$ 1
Interest cost								3	18
Reinstatement of benefits								306			150	62	94
Amortization [Abstract]
Plan amendments								(374)	(75)
Losses and other								43	18
Curtailments									161
Reduction in benefit obligations due to curtailments			2
Settlements								(1)
Pension and Other Postretirement Benefit Expense				(146)		(2)		(23)	(199)
Expense for certain salaried employees whose pensions are partially covered by Ford								(15)	(8)
Employee retirement benefit expenses excluding restructuring				(146)		(2)		(38)	(207)
Fresh-start accounting adjustments								$ 128
Discount rate for expense				4.65%		5.00%		5.65%	6.05%
Initial health care cost trend rate	8.00%			8.00%	8.00%	8.50%		9.00%	8.33%
Ultimate health care cost trend rate	5.10%			5.10%	5.00%	5.00%		5.00%	5.00%
Year ultimate health care cost trend rate reached		2015		2017		2018	2015		2017	2014